Acquisition - Additional Information (Detail)	12 Months Ended								1 Months Ended
	Dec. 31, 2010 CNY	Dec. 31, 2012	Sep. 30, 2012 Director	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Apr. 06, 2010 USD ($)	Apr. 06, 2010 CNY	Apr. 06, 2010 Maximum USD ($)	Apr. 06, 2010 Maximum CNY	Apr. 06, 2010 Minimum	Apr. 06, 2010 Shares of outstanding series A convertible preferred stock from existing shareholders USD ($)	Jan. 31, 2010 Shares of outstanding series A convertible preferred stock from existing shareholders USD ($)	Dec. 31, 2011 Newly issued Series A convertible preferred stock USD ($)	Dec. 31, 2010 Newly issued Series A convertible preferred stock USD ($)	Apr. 06, 2010 Newly issued Series A convertible preferred stock USD ($)
Business Acquisition [Line Items]
Business acquisition, number of Series A convertible preferred stock acquired							39,766,589	39,766,589				16,229,470				23,537,119
Business acquisition, purchase price							$ 16,840,000.00	114,932,807.00				$ 1,840,000				$ 15,000,000
Business acquisition, cash paid	600,000			200,000	1,400,000	100,000							1,840,000	7,000,000	8,000,000
Business acquisition, percentage of equity interest acquired as-converted basis		81.00%					82.00%	82.00%
Business acquisition, contingent liability									3,650,000	24,900,000
Business acquisition, period over which employee is required to fulfill employment contracts									4 years	4 years	2 years
Business acquisition, number of common stock shares acquired				2,020,601	2,020,601	777,723
Restricted common stock issued, number of directors			2
Acquisition-related costs included in general and administrative expenses	200,000
Revenue from acquisition, since acquisition date
Net loss from acquisition, since acquisition date	46,200,000